Cover	Aug. 25, 2025
Cover [Abstract]
Entity Registrant Name	TRANSUITE.ORG INC.
Entity Central Index Key	0001758699
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 25, 2025
Entity Ex Transition Period	false
Entity File Number	333-255178
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	30-1129581
Entity Address Address Line 1	732 S 6th St # 4304
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89101
City Area Code	775
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	295-4295